Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	08/01/17 - 08/31/17
Interest Accrual Period	08/15/17 - 09/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/17	265,720,409.69	21,383
Yield Supplement Overcollateralization Amount 07/31/17	5,726,612.66	0
Receivables Balance 07/31/17	271,447,022.35	21,383
Principal Payments	14,924,335.93	590
Defaulted Receivables	610,163.91	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	5,239,785.72	0
Pool Balance at 08/31/17	250,672,736.79	20,757

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	24.07%

Prepayment ABS Speed	1.45%

Overcollateralization Target Amount	11,280,273.16
Actual Overcollateralization	11,280,273.16

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	33.08

Delinquent Receivables:
Past Due 31-60 days	5,804,099.90	367
Past Due 61-90 days	1,639,510.78	106
Past Due 91-120 days	225,247.90	17
Past Due 121+ days	0.00	0
Total	7,668,858.58	490

Total 31+ Delinquent as % Ending Pool Balance	3.06%

Recoveries	378,931.06

Aggregate Net Losses/(Gains) - August 2017	231,232.85

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	0.82%
Second Prior Net Losses Ratio	0.95%
Third Prior Net Losses Ratio	0.87%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.54%

Flow of Funds	$ Amount

Collections	16,118,394.78
Advances	(1,365.07)
Investment Earnings on Cash Accounts	12,898.61
Servicing Fee	(226,205.85)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,903,722.47

Distributions of Available Funds
(1) Class A Interest	269,801.34
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	3,090,254.46
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,280,273.16
(7) Distribution to Certificateholders	1,229,707.26
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,903,722.47

Servicing Fee	226,205.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 08/15/17	253,762,991.25
Principal Paid	14,370,527.62
Note Balance @ 09/15/17	239,392,463.63

Class A-1
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-2a
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-2b
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-3
Note Balance @ 08/15/17	125,432,991.25
Principal Paid	14,370,527.62
Note Balance @ 09/15/17	111,062,463.63
Note Factor @ 09/15/17	31.3735773%

Class A-4
Note Balance @ 08/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	107,600,000.00
Note Factor @ 09/15/17	100.0000000%

Class B
Note Balance @ 08/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	20,730,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	303,487.59
Total Principal Paid	14,370,527.62
Total Paid	14,674,015.21

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.22667%
Coupon	1.45667%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	119,161.34
Principal Paid	14,370,527.62
Total Paid to A-3 Holders	14,489,688.96

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3070711
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.5402119
Total Distribution Amount	14.8472830

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3366140
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.5947108
Total A-3 Distribution Amount	40.9313248

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	215.04
Noteholders' Principal Distributable Amount	784.96

Account Balances	$ Amount

Advances
Balance as of 07/31/17	62,513.52
Balance as of 08/31/17	61,148.45
Change	(1,365.07)

Reserve Account
Balance as of 08/15/17	2,527,722.68
Investment Earnings	1,929.22
Investment Earnings Paid	(1,929.22)
Deposit/(Withdrawal)	-
Balance as of 09/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68